NOTE 14: EQUITY (Details - Share option transactions)	12 Months Ended
	Dec. 31, 2018 Decimal $ / shares	Dec. 31, 2017 Decimal $ / shares	Dec. 31, 2016 Decimal $ / shares
Number of share options
Options Outstanding at beginning | Decimal	3,300,000	1,250,000	0
Options Granted | Decimal	4,300,000	2,050,000	1,250,000
Options Outstanding at end | Decimal	7,600,000	3,300,000	1,250,000
Exercisable at end | Decimal	5,650,000
Weighted average exercise price
Options Outstanding at beginning | $ / shares	$ 0.10	$ 0.10	$ 0.00
Options Granted | $ / shares	0.38	0.10	0.10
Options Outstanding at end | $ / shares	0.25	$ 0.10	$ 0.10
Exercisable at end | $ / shares	$ 0.30